Members of the Management Board - Schedule of Management Board Members (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Professor Dr. Hermann Lübbert [Member]
Statement Line Items [Line Items]
Non-performance-based salary component	€ 366	€ 366	€ 363
Performance-based salary component	80	76	72
Income from the exercise of stock options	€ 94
Stock options	276,850	236,850	196,850
Fair value when granted	€ 423	€ 299	€ 227
Thereof granted	80,000	70,000	80,000
Thomas Schaffer [Member]
Statement Line Items [Line Items]
Non-performance-based salary component	€ 241	€ 241	€ 213
Performance-based salary component	70	67	63
Income from the exercise of stock options	€ 83
Stock options	140,000	125,000	85,000
Fair value when granted	€ 230	€ 145	€ 83
Thereof granted	50,000	40,000	50,000
Christoph Dünwald [Member]
Statement Line Items [Line Items]
Non-performance-based salary component	€ 264	€ 242	€ 236
Performance-based salary component	50	48	6
Income from the exercise of stock options
Stock options	140,000	90,000	50,000
Fair value when granted	€ 230	€ 112	€ 50
Thereof granted	50,000	40,000	50,000